Debt (Convertible AMS Notes Due 2036 And 2041) (Details) (USD $)			6 Months Ended
	Jun. 30, 2011	Dec. 31, 2010	Jun. 30, 2011 3.25% AMS Convertible Notes Due 2036 [Member]	Jun. 30, 2011 4.00% AMS Convertible Notes Due 2041 [Member]
Notes, interest rate			3.25%	4.00%
Interest expense			$ 100,000	$ 100,000
Senior Notes gross	379,500,000	379,500,000	61,000,000	89,700,000
Stated conversion premium			1.5571	1.6940
Amount paid for redemption			1,600,000	271,600,000
Remaining principal amount			95,000,000	151,900,000
Convertible Notes, principal amount convertible			$ 1,000,000	$ 160,300,000